Major Customers and Vendors	12 Months Ended
Sep. 30, 2016
Major Customers and Vendors [Abstract]
MAJOR CUSTOMERS AND VENDORS

NOTE 17. MAJOR CUSTOMERS AND VENDORS

One customer accounted for 21%, 65% and 77% of total sales for the years ended September 30, 2016, 2015 and 2014, respectively. The outstanding accounts receivable balance for this customer was 49%, 36% and 10% of the total accounts receivable balance as of September 30, 2016, 2015 and 2014, respectively.

Two vendors accounted for over 10% of the total purchases for the years ended September 30, 2016, 2015 and 2014, respectively.